Basis of preparation of condensed consolidated interim financial statements (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of exchange rates used to translate its foreign operations

			Average rate
	Closing rate		Three-month period ended June 30,		Six-month period ended June 30,
	June 30, 2025	December 31, 2024	2025	2024	2025	2024
US Dollar ("US$")	5.4571	6.1923	5.6661	5.2129	5.7591	5.0843
Canadian dollar ("CAD")	4.0067	4.3047	4.0932	3.8107	4.0867	3.7426
Euro ("EUR")	6.4230	6.4363	6.4236	5.6132	6.2922	5.4969